CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025
ASSETS - NON-CURRENT
Goodwill	£ 478,156	£ 473,296
Intangible assets	99,677	100,890
Property, plant and equipment	14,809	14,177
Lease right-of-use assets	41,261	41,515
Deferred tax assets	22,068	19,030
Financial assets and other receivables	6,096	5,009
TOTAL	662,067	653,917
ASSETS - CURRENT
Trade and other receivables	196,607	209,523
Corporation tax receivable	1,082	12,865
Financial assets	117	121
Cash and cash equivalents	68,484	59,345
TOTAL	266,290	281,854
TOTAL ASSETS	928,357	935,771
LIABILITIES - CURRENT
Lease liabilities	13,815	13,661
Trade and other payables	91,827	96,827
Corporation tax payable	3,422	7,757
Contingent consideration	74	100
Deferred consideration	2,487	3,376
TOTAL	111,625	121,721
LIABILITIES - NON CURRENT
Borrowings	202,745	180,943
Lease liabilities	32,888	33,448
Deferred tax liabilities	14,203	15,183
Tax liabilities related to Pillar II Income tax	584	584
Contingent consideration	278	401
Other liabilities	599	552
TOTAL	251,297	231,111
EQUITY
Share capital	1,061	1,123
Share premium	21,280	21,280
Merger relief reserve	63,440	63,440
Retained earnings	536,155	575,428
Other reserves	(54,418)	(60,369)
Investment in own shares	(2,078)	(17,958)
Investment in own shares	(5)	(5)
TOTAL	565,435	582,939
TOTAL LIABILITIES AND EQUITY	£ 928,357	£ 935,771